Investment Objectives and Goals - Brookmont Catastrophic Bond ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Brookmont Catastrophic Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the Brookmont Catastrophic Bond ETF (the “Fund”) is to seek to generate current income with a secondary objective of capital preservation.